UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21327

Dreyfus Manager Funds II
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/17

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Balanced Opportunity Fund

SEMIANNUAL REPORT May 31, 2017

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Balanced Opportunity Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Balanced Opportunity Fund, covering the six-month period from December 1, 2016 through May 31, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly, but higher-quality bonds produced more mildly positive returns over the reporting period amid heightened market volatility stemming from various economic and political developments. Equity markets reached a series of new highs in the wake of the November 2016 election’s unexpected outcome as investors revised their expectations for U.S. fiscal, regulatory, and tax policies, and the rally continued in December. Generally strong economic data and better-than-expected corporate earnings continued to support stock prices over the first five months of 2017. In the bond market, yields of U.S. government securities moved higher and prices fell early in the reporting period in anticipation of higher short-term U.S. interest rates and more stimulative fiscal policies, but they recouped previous losses when political uncertainty caused some of those expectations to moderate. In contrast, lower rated corporate-backed bonds advanced steadily in a more business-friendly market environment.

Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity may be key to investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
June 15, 2017

DISCUSSION OF FUND PERFORMANCE

For the period from December 1, 2016 through May 31, 2017, as provided by Keith Stransky, Asset Allocation Portfolio Manager, Brian Ferguson, John C. Bailer, George E. DeFina, Mark A. Bogar, CFA, James A. Lydotes, CFA, Andrew Leger, David Horsfall, and David Bowser, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended May 31, 2017, Dreyfus Balanced Opportunity Fund’s Class A shares, Class C shares, Class I shares, Class J shares, Class Y shares, and Class Z shares produced total returns of 4.77%, 4.36%, 4.85%, 4.85%, 4.90%, and 4.86%, respectively.1 In comparison, the fund’s benchmarks, the S&P 500® Index and the Bloomberg Barclays U.S. Aggregate Bond Index (the “Bloomberg Index”), produced total returns of 10.80% and 2.52%, respectively, for the same period.2,3 Separately, a Customized Blended Index composed of 60% S&P 500® Index and 40% Bloomberg Index, produced a total return of 7.44% for the same period.4

Equities rallied over the reporting period amid improving economic growth and a surge in investor optimism, while bonds produced more modestly positive returns as short-term interest rates rose. The fund lagged the Customized Blended Index and the S&P 500® Index, mainly due to a tilt toward value-oriented stocks in the equity portfolio.

The Fund’s Investment Approach

The fund seeks high total return, through a combination of capital appreciation and current income. To pursue its goal, the fund invests in a diversified mix of stocks and fixed-income securities. The fund will vary the mix of stocks and bonds, but normally the fund allocates between 25% and 50% in fixed-income securities, and between 75% and 50% in equities. The fund has appointed an asset allocation manager who will allocate fund assets among the fund’s equity portfolio managers and the fund’s fixed income portfolio managers, based on an assessment of the relative return and risk of each asset class, analyzing several factors, including general economic conditions, anticipated future changes in interest rates, and the outlook for stocks generally.

Among stocks, we strive to create a broadly diversified portfolio that includes a blend of growth and value stocks. Stock selection is made through extensive quantitative and fundamental research. The fund may invest up to 20% of its assets in foreign equity securities.

In the fixed-income portion of the fund’s portfolio, we may include corporate bonds, debentures, notes, mortgage-related securities, including collateralized mortgage obligations (CMOs), asset-backed securities, convertible securities, municipal obligations, zero coupon bonds and money market instruments.

Economic and Political Factors Drove Market Performance

The unexpected outcome of the U.S. presidential election just weeks before the start of the reporting period energized U.S. stocks when investors began to anticipate lower corporate taxes, reduced regulatory constraints on business, and increased infrastructure spending. Equities continued to gain value in early 2017, with strong corporate earnings and encouraging economic data driving the S&P 500® Index to record highs. Concerns about the new administration’s ability to implement its business-friendly policies slowed the equity market’s advance in March and April, but the S&P 500® Index ended the reporting period with double-digit gains.

Meanwhile, yields of U.S. government securities rose sharply in the wake of the election, and short-term interest-rate hikes in December and March put further upward pressure on yields. However, longer-term yields moderated later in the reporting period when investors began to scale back their economic and inflation expectations. In contrast, like stocks, corporate-backed bonds rallied throughout the reporting period.

DISCUSSION OF FUND PERFORMANCE (continued)

Value Stocks Dampened Relative Results

Although an overweighted position in stocks helped the fund participate more fully in the equity market’s gains, our security selection strategy prevented the fund’s equity portfolio from matching the S&P 500® Index’s double-digit returns. Most notably, the fund’s equity portfolio maintained a tilt toward value-oriented stocks, which substantially underperformed their more growth-oriented counterparts. Overweighted exposure to the lagging financials and energy sectors, and relatively light holdings of information technology stocks, proved particularly counterproductive. More specifically, in the financials sector, consumer finance, capital markets, and insurance companies weighed on results, as did exploration-and-production companies and oil services providers in the energy sector. Underweighted exposure of the consumer electronics giant Apple undermined performance in the information technology sector. On a more positive note, security selections proved beneficial in the health care and telecommunication services sectors.

The fund’s bond portfolio produced returns that were roughly in line with the Bloomberg Index as we maintained a generally sector- and duration-neutral mix of fixed-income investments. Investment-grade corporate-backed securities produced especially attractive results over the reporting period.

A Constructive Investment Posture

We continue to expect modest U.S. economic growth and gradually rising short-term interest rates. While these conditions typically could be favorable for equities and less supportive of bond prices, we recently have become concerned about stretched valuations in both asset classes. Therefore, in early April, we shifted approximately 4% of the fund’s assets from stocks to cash. We currently intend to redeploy that cash into international stocks or bonds when more attractive opportunities arise. In the meantime, we believe that the fund remains well positioned to capture most of the growth opportunities presented by equities, while providing a degree of protection from bouts of heightened stock market volatility through diversified exposure to bonds.

June 15, 2017

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures for the fund provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through March 31, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

3 Source: Lipper Inc. — The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and nonagency). Investors cannot invest directly in any index.

4 Source for customized blended index is FactSet.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Balanced Opportunity Fund from December 1, 2016 to May 31, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2017
	Class A	Class C	Class I	Class J	Class Y	Class Z
Expenses paid per $1,000†	$6.13	$9.94	$4.85	$4.85	$4.85	$5.21
Ending value (after expenses)	$1,047.70	$1,043.60	$1,048.50	$1,048.50	$1,049.00	$1,048.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2017

	Class A	Class C	Class I	Class J	Class Y	Class Z
Expenses paid per $1,000†	$6.04	$9.80	$4.78	$4.78	$4.78	$5.14
Ending value (after expenses)	$1,018.95	$1,015.21	$1,020.19	$1,020.19	$1,020.19	$1,019.85

† Expenses are equal to the fund’s annualized expense ratio of 1.20% for Class A, 1.95% for Class C, .95% for Class I, .95% for Class J, .95% for Class Y and 1.02% for Class Z, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2017 (Unaudited)

Bonds and Notes - 28.7%	Principal Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables - .7%
AmeriCredit Automobile Receivables Trust, Ser. 2014-1, Cl. C, 2.15%, 3/9/20	585,000		587,274
AmeriCredit Automobile Receivables Trust, Ser. 2015-3, Cl. C, 2.73%, 3/8/21	435,000		440,282
Capital Auto Receivables Asset Trust, Ser. 2014-1, Cl. C, 2.84%, 4/22/19	395,000		397,174
GM Financial Automobile Leasing Trust, Ser. 2015-1, Cl. B, 2.14%, 6/20/19	155,000		155,483
GM Financial Automobile Leasing Trust, Ser. 2015-1, Cl. C, 2.50%, 6/20/19	450,000		451,440
		2,031,653
Commercial Mortgage Pass-Through Ctfs. - .4%
Bear Stearns Commercial Mortgage Securities Trust, Ser. 2007-T28, Cl. A4, 5.74%, 9/11/42	52,433	[a]	52,630
Commercial Mortgage Trust, Ser. 2015-LC19, Cl. A4, 3.18%, 2/10/48	555,000		568,097
Commercial Mortgage Trust, Ser. 2017-CD3, Cl. A4, 3.63%, 2/10/50	465,000		490,076
		1,110,803
Consumer Discretionary - .6%
21st Century Fox America, Gtd. Notes, 4.00%, 10/1/23	55,000		58,373
21st Century Fox America, Gtd. Notes, 6.65%, 11/15/37	175,000		225,474
Comcast, Gtd. Notes, 6.50%, 11/15/35	135,000		177,123
Cox Communications, Sr. Unscd. Notes, 6.25%, 6/1/18	355,000	[b]	370,045
NBCUniversal Media, Gtd. Notes, 5.15%, 4/30/20	240,000		262,914
Sky, Gtd. Notes, 3.75%, 9/16/24	265,000	[b]	273,288
Time Warner, Gtd. Debs., 5.35%, 12/15/43	140,000		148,572
Walgreens Boots Alliance, Sr. Unscd. Notes, 3.80%, 11/18/24	190,000		197,511
		1,713,300
Consumer Staples - .7%
Anheuser-Busch InBev Finance, Gtd. Notes, 4.90%, 2/1/46	160,000		178,084
Kraft Heinz Foods, Gtd. Notes, 3.95%, 7/15/25	215,000		221,874
Kraft Heinz Foods, Gtd. Notes, 6.88%, 1/26/39	140,000		179,226
Newell Brands, Sr. Unscd. Notes, 4.20%, 4/1/26	65,000		69,048
Pernod Ricard, Sr. Unscd. Notes, 4.45%, 1/15/22	325,000	[b]	350,621
Reynolds American, Gtd. Notes, 4.85%, 9/15/23	555,000		613,315
Wm Wrigley Jr., Sr. Unscd. Notes, 3.38%, 10/21/20	270,000	[b]	280,049
		1,892,217

Bonds and Notes - 28.7% (continued)	Principal Amount ($)		Value ($)
Energy - .9%
BP Capital Markets, Gtd. Bonds, 2.32%, 2/13/20	460,000		465,436
ConocoPhillips, Gtd. Notes, 4.95%, 3/15/26	280,000		314,451
Energy Transfer Partners, Sr. Unscd. Notes, 4.90%, 2/1/24	340,000		363,801
Energy Transfer Partners, Sr. Unscd. Notes, 5.95%, 10/1/43	220,000		239,482
EQT, Sr. Unscd. Notes, 8.13%, 6/1/19	225,000		250,067
Kinder Morgan Energy Partners, Gtd. Notes, 6.55%, 9/15/40	205,000		239,426
Kinder Morgan Energy Partners, Gtd. Notes, 5.00%, 3/1/43	235,000		231,414
MPLX, Sr. Unscd. Notes, 4.13%, 3/1/27	110,000		111,906
MPLX, Sr. Unscd. Notes, 5.20%, 3/1/47	100,000		103,883
Spectra Energy Partners, Sr. Unscd. Notes, 2.95%, 9/25/18	90,000		91,265
Spectra Energy Partners, Sr. Unscd. Notes, 4.75%, 3/15/24	75,000		81,301
TransCanada Pipelines, Sr. Unscd. Notes, 3.75%, 10/16/23	215,000		226,678
		2,719,110
Financials - 3.0%
ABN AMRO Bank, Sr. Unscd. Notes, 2.50%, 10/30/18	265,000	[b]	267,360
American Express Credit, Sr. Unscd. Notes, Ser. F, 2.60%, 9/14/20	185,000		188,137
American International Group, Sr. Unscd. Notes, 4.88%, 6/1/22	375,000		412,914
Bank of America, Sr. Unscd. Bonds, 2.15%, 11/9/20	80,000		79,861
Bank of America, Sr. Unscd. Notes, 2.20%, 1/15/19	520,000	[a]	525,956
Bank of America, Sr. Unscd. Notes, 5.63%, 7/1/20	290,000		317,975
Bank of America, Sr. Unscd. Notes, 5.70%, 1/24/22	50,000		56,613
Bank of America, Sr. Unscd. Notes, 4.00%, 4/1/24	125,000		131,364
Bank of America, Sr. Unscd. Notes, 3.88%, 8/1/25	80,000		82,878
Bank of America, Sr. Unscd. Notes, 3.50%, 4/19/26	85,000		85,371
Capital One Bank USA, Sub. Notes, 3.38%, 2/15/23	300,000		303,659
Chubb INA Holdings, Gtd. Notes, 5.80%, 3/15/18	45,000		46,493
Citigroup, Sr. Unscd. Notes, 4.50%, 1/14/22	180,000		194,127
Citigroup, Sr. Unscd. Notes, 3.88%, 10/25/23	235,000		247,057
Citigroup, Sr. Unscd. Notes, 3.89%, 1/10/28	110,000	[a]	112,329
Citigroup, Sr. Unscd. Notes, 4.65%, 7/30/45	260,000		278,065
Citigroup, Sub. Notes, 4.75%, 5/18/46	235,000		241,836

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 28.7% (continued)	Principal Amount ($)		Value ($)
Financials - 3.0% (continued)
Cooperatieve Rabobank, Gtd. Notes, 3.75%, 7/21/26	250,000		251,765
Ford Motor Credit, Sr. Unscd. Notes, Ser. 1, 1.95%, 3/12/19	365,000	[a]	366,177
Goldman Sachs Group, Sr. Unscd. Notes, 2.28%, 11/15/18	505,000	[a]	510,831
Goldman Sachs Group, Sr. Unscd. Notes, 2.75%, 9/15/20	55,000		55,768
Goldman Sachs Group, Sr. Unscd. Notes, 2.80%, 11/29/23	430,000	[a]	443,748
JPMorgan Chase & Co., Sr. Unscd. Notes, 4.50%, 1/24/22	235,000		254,517
JPMorgan Chase & Co., Sub. Notes, 4.25%, 10/1/27	485,000		509,322
KeyBank, Sr. Unscd. Bonds, 2.50%, 11/22/21	250,000		251,929
Morgan Stanley, Sr. Unscd. Bonds, 3.70%, 10/23/24	85,000		87,752
Morgan Stanley, Sr. Unscd. Notes, 2.34%, 1/20/22	110,000	[a]	111,115
Morgan Stanley, Sr. Unscd. Notes, 3.75%, 2/25/23	220,000		229,830
Morgan Stanley, Sr. Unscd. Notes, 4.00%, 7/23/25	75,000		78,484
Pacific LifeCorp, Sr. Unscd. Notes, 5.13%, 1/30/43	330,000	[b]	369,138
PNC Bank, Sr. Unscd. Notes, 2.20%, 1/28/19	250,000		251,792
Principal Financial Group, Gtd. Notes, 4.30%, 11/15/46	125,000		130,369
Synchrony Financial, Sr. Unscd. Notes, 3.75%, 8/15/21	50,000		51,663
Visa, Sr. Unscd. Notes, 3.15%, 12/14/25	365,000		373,594
Volkswagen International Finance, Gtd. Notes, 1.60%, 11/20/17	215,000	[b]	214,901
Wells Fargo & Co., Sr. Unscd. Notes, 3.07%, 1/24/23	175,000		177,828
Wells Fargo & Co., Sub. Notes, 4.30%, 7/22/27	320,000		339,367
		8,631,885
Foreign/Governmental - .6%
Colombian Government, Sr. Unscd. Notes, 3.88%, 4/25/27	205,000	[c]	207,306
Hungarian Government, Sr. Unscd. Notes, 5.38%, 3/25/24	185,000		208,477
Mexican Government, Sr. Unscd. Notes, 4.15%, 3/28/27	285,000		294,604
Mexican Government, Sr. Unscd. Notes, 4.75%, 3/8/44	120,000		119,280
Panama Government, Sr. Unscd. Bonds, 8.88%, 9/30/27	150,000		214,687
Romanian Government, Sr. Unscd. Notes, 4.88%, 1/22/24	265,000	[b]	290,129
Romanian Government, Sr. Unscd. Notes, 6.13%, 1/22/44	165,000	[b]	208,436

Bonds and Notes - 28.7% (continued)	Principal Amount ($)		Value ($)
Foreign/Governmental - .6% (continued)
Uruguayan Government, Sr. Unscd. Notes, 4.38%, 10/27/27	215,000		228,437
		1,771,356
Health Care - 1.0%
Abbott Laboratories, Sr. Unscd. Notes, 4.90%, 11/30/46	170,000		181,567
AbbVie, Sr. Unscd. Notes, 3.20%, 5/14/26	190,000		187,887
Aetna, Sr. Unscd. Notes, 2.80%, 6/15/23	430,000		430,900
AmerisourceBergen, Sr. Unscd. Notes, 3.25%, 3/1/25	130,000		132,570
Celgene, Sr. Unscd. Notes, 3.55%, 8/15/22	215,000		225,108
Gilead Sciences, Sr. Unscd. Notes, 3.65%, 3/1/26	75,000		77,083
Gilead Sciences, Sr. Unscd. Notes, 4.75%, 3/1/46	410,000		435,449
Medtronic, Gtd. Notes, 4.63%, 3/15/45	260,000		289,471
Mylan, Gtd. Notes, 3.15%, 6/15/21	195,000		198,855
Shire Acquisitions Investments Ireland, Gtd. Notes, 2.88%, 9/23/23	200,000		198,525
Teva Pharmaceutical Finance Netherlands III, Gtd. Notes, 3.15%, 10/1/26	55,000	[c]	51,753
Thermo Fisher Scientific, Sr. Unscd. Notes, 2.95%, 9/19/26	195,000		190,878
UnitedHealth Group, Sr. Unscd. Notes, 4.75%, 7/15/45	155,000		174,773
Zimmer Biomet Holdings, Sr. Unscd. Notes, 3.55%, 4/1/25	215,000		216,416
		2,991,235
Industrials - .7%
BAE Systems Holdings, Gtd. Notes, 3.85%, 12/15/25	370,000	[b]	385,402
CSX, Sr. Unscd. Notes, 3.35%, 11/1/25	205,000		210,549
CSX, Sr. Unscd. Notes, 2.60%, 11/1/26	280,000		270,469
ERAC USA Finance, Gtd. Notes, 3.85%, 11/15/24	55,000	[b]	56,557
ERAC USA Finance, Gtd. Notes, 7.00%, 10/15/37	210,000	[b]	267,075
FedEx, Gtd. Notes, 4.40%, 1/15/47	205,000		206,870
General Electric, Sr. Unscd. Notes, 1.67%, 1/14/19	405,000	[a]	408,125
Waste Management, Gtd. Notes, 6.10%, 3/15/18	145,000		150,128
		1,955,175
Information Technology - .2%
Broadcom, Gtd. Notes, 3.00%, 1/15/22	300,000	[b]	302,603
Diamond 1 Finance, Sr. Scd. Notes, 6.02%, 6/15/26	190,000	[b]	209,932
Hewlett Packard Enterprise, Sr. Unscd. Notes, 4.40%, 10/15/22	115,000	[a]	122,885
		635,420
Materials - .4%
Dow Chemical, Sr. Unscd. Notes, 4.63%, 10/1/44	430,000		456,885
LYB International Finance, Gtd. Bonds, 4.00%, 7/15/23	335,000		356,886

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 28.7% (continued)	Principal Amount ($)		Value ($)
Materials - .4% (continued)
Mosaic, Sr. Unscd. Notes, 4.25%, 11/15/23	265,000	[c]	279,238
		1,093,009
Municipal Bonds - .4%
Los Angeles Department of Water and Power, Revenue (Build America Bonds), 5.72%, 7/1/39	120,000		152,698
Metropolitan Transportation Authority, Dedicated Tax Fund Revenue (Build America Bonds), 6.09%, 11/15/40	10,000		12,906
Metropolitan Transportation Authority, Revenue (Build America Bonds), 6.55%, 11/15/31	225,000		295,506
New Jersey Economic Development Authority, School Facilities Construction Revenue, 4.45%, 6/15/20	425,000		438,315
New York City, GO (Build America Bonds), 5.99%, 12/1/36	135,000		171,063
		1,070,488
Real Estate - .4%
Alexandria Real Estate Equities, Gtd. Notes, 3.95%, 1/15/27	40,000		40,965
Alexandria Real Estate Equities, Gtd. Notes, 4.50%, 7/30/29	165,000		177,002
Columbia Property Trust, Gtd. Notes, 3.65%, 8/15/26	435,000		425,860
Omega Healthcare Investors, Gtd. Notes, 5.25%, 1/15/26	185,000		196,281
Simon Property Group, Sr. Unscd. Notes, 3.50%, 9/1/25	210,000		214,351
Ventas Realty, Gtd. Notes, 3.10%, 1/15/23	210,000		211,274
		1,265,733
Telecommunications - .5%
AT&T, Sr. Unscd. Notes, 2.11%, 11/27/18	355,000	[a]	358,214
AT&T, Sr. Unscd. Notes, 5.35%, 9/1/40	85,000		89,001
AT&T, Sr. Unscd. Notes, 5.45%, 3/1/47	430,000		455,758
Rogers Communications, Gtd. Notes, 4.10%, 10/1/23	205,000		218,725
Telefonica Emisiones, Gtd. Notes, 5.21%, 3/8/47	150,000		158,369
Verizon Communications, Sr. Unscd. Notes, 5.15%, 9/15/23	210,000		235,184
		1,515,251
U.S. Government Agencies - 1.1%
Federal Home Loan Mortgage Corp., Notes, 4.88%, 6/13/18	855,000	[d]	886,750
Federal National Mortgage Association, Notes, 0.88%, 12/20/17	2,305,000	[c,d]	2,301,718
		3,188,468
U.S. Government Agencies/Mortgage-Backed - 7.5%
Federal Home Loan Mortgage Corp.:
3.00%, 11/1/46	754,501	d	758,195
3.50%, 12/1/41-11/1/44	3,320,936	[d]	3,445,933
5.50%, 4/1/22-1/1/36	149,763	[d]	164,733
Federal National Mortgage Association:

Bonds and Notes - 28.7% (continued)	Principal Amount ($)		Value ($)
U.S. Government Agencies/Mortgage-Backed - 7.5% (continued)
3.00%, 5/1/30-4/1/46	5,065,698	[d]	5,166,445
3.01%, 2/1/27	1,593,486	[d]	1,631,197
3.50%, 12/1/41-8/1/42	1,743,009	[d]	1,808,149
4.00%, 7/1/41-12/1/43	4,025,329	[d]	4,279,755
4.50%, 2/1/39-9/1/43	2,294,347	[d]	2,486,814
5.00%, 8/1/20-7/1/39	486,288	[d]	532,562
5.50%, 9/1/34-5/1/39	97,802	[d]	109,522
8.00%, 3/1/30	116	[d]	117
Government National Mortgage Association I
5.50%, 4/15/33	25,394		28,995
Government National Mortgage Association II
3.00%, 1/20/45	1,099,361		1,121,022
		21,533,439
U.S. Government Securities - 8.7%
U.S. Treasury Bonds, 4.50%, 2/15/36	2,405,000		3,113,958
U.S. Treasury Bonds, 2.50%, 2/15/46	60,000		55,516
U.S. Treasury Bonds, 2.25%, 8/15/46	1,130,000	[c]	987,823
U.S. Treasury Bonds, 2.88%, 11/15/46	230,000		229,960
U.S. Treasury Floating Rate Notes, 1.03%, 4/30/19	710,000	[a]	710,238
U.S. Treasury Inflation Protected Securities, Notes, 0.13%, 4/15/21	4,299,715	[e]	4,334,104
U.S. Treasury Inflation Protected Securities, Notes, 0.63%, 1/15/26	1,138,882	[e]	1,164,096
U.S. Treasury Notes, 1.00%, 11/15/19	295,000		292,586
U.S. Treasury Notes, 1.63%, 3/15/20	1,990,000		2,001,972
U.S. Treasury Notes, 1.50%, 4/15/20	6,950,000		6,964,386
U.S. Treasury Notes, 1.88%, 2/28/22	2,255,000		2,269,182
U.S. Treasury Notes, 1.88%, 3/31/22	1,875,000		1,885,547
U.S. Treasury Notes, 2.25%, 2/15/27	845,000		847,558
		24,856,926
Utilities - .9%
Dominion Resources, Sr. Unscd. Notes, 3.90%, 10/1/25	165,000		171,298
Dominion Resources, Sr. Unscd. Notes, Ser. D, 2.85%, 8/15/26	485,000	[c]	465,065
Duke Energy Carolinas, First Mortgage Bonds, 5.25%, 1/15/18	95,000		97,267
Enel Finance International, Gtd. Notes, 6.00%, 10/7/39	210,000	[b]	246,666
Exelon Generation, Sr. Unscd. Notes, 6.25%, 10/1/39	315,000		337,817
Great Plains Energy, Sr. Unscd. Notes, 3.90%, 4/1/27	95,000		96,494
Iberdrola International, Gtd. Bonds, 6.75%, 7/15/36	205,000		262,960
Kentucky Utilities, First Mortgage Bonds, 4.38%, 10/1/45	105,000		111,656
Louisville Gas & Electric, First Mortgage Bonds, 4.38%, 10/1/45	125,000		133,142
Nevada Power, Mortgage Notes, 6.50%, 8/1/18	90,000		94,908
NiSource Finance, Gtd. Notes, 5.65%, 2/1/45	390,000		471,139

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 28.7% (continued)	Principal Amount ($)		Value ($)
Utilities - .9% (continued)
Sierra Pacific Power, Mortgage Notes, Ser. P, 6.75%, 7/1/37	25,000		33,361
		2,521,773
Total Bonds and Notes (cost $81,035,210)	82,497,241
Common Stocks - 63.4%	Shares		Value ($)
Consumer Discretionary - 5.7%
Amazon.com	1,977	[f]	1,966,364
Comcast, Cl. A	75,785		3,159,477
Goodyear Tire & Rubber	28,224		909,377
Harley-Davidson	8,869		470,146
Home Depot	5,689		873,318
Newell Brands	17,209		911,217
Nordstrom	24,017	[c]	1,003,911
Omnicom Group	41,712		3,492,129
Priceline Group	616	[f]	1,156,287
The TJX Companies	15,290		1,149,961
Ulta Beauty	4,467	[f]	1,361,720
		16,453,907
Consumer Staples - 5.8%
Coca-Cola	25,437		1,156,620
Coca-Cola European Partners	21,231		871,320
Conagra Brands	45,007		1,734,570
Costco Wholesale	10,977		1,980,580
Kellogg	44,886		3,213,838
Kraft Heinz	11,328		1,044,442
Molson Coors Brewing, Cl. B	34,687		3,287,981
Mondelez International, Cl. A	21,896		1,020,135
Walgreens Boots Alliance	28,614		2,318,306
		16,627,792
Energy - 5.5%
Anadarko Petroleum	28,643		1,447,331
EOG Resources	38,914		3,514,323
Halliburton	32,858		1,484,853
Hess	28,844		1,323,651
Occidental Petroleum	71,294		4,201,355
Phillips 66	17,597		1,339,308
Pioneer Natural Resources	5,646		942,092
Schlumberger	12,784		889,639
Valero Energy	12,314		756,942
		15,899,494
Exchange-Traded Funds - .1%
iShares Russell 1000 Value ETF	2,216		253,798
Financials - 15.0%
Allstate	12,122		1,046,613
American Express	13,919		1,070,928
American International Group	16,473		1,048,177
Ameriprise Financial	8,027		969,581
Athene Holding, Cl. A	23,005		1,133,686
Bank of America	223,471		5,007,985
BB&T	15,899		662,193
Berkshire Hathaway, Cl. B	40,665	[f]	6,721,111
Capital One Financial	9,374		721,048

Common Stocks - 63.4% (continued)	Shares		Value ($)
Financials - 15.0% (continued)
Chubb	7,552		1,081,371
Citigroup	36,778		2,226,540
CME Group	8,278		970,927
Goldman Sachs Group	6,390		1,349,951
Hartford Financial Services Group	10,470		517,113
JPMorgan Chase & Co.	93,604		7,689,569
PNC Financial Services Group	12,776		1,516,511
Prudential Financial	28,869		3,026,915
Raymond James Financial	8,254		596,517
SunTrust Banks	17,854		952,868
Synchrony Financial	100,548		2,699,714
U.S. Bancorp	15,906		809,456
Voya Financial	35,213		1,203,580
		43,022,354
Health Care - 6.6%
Abbott Laboratories	27,893		1,273,594
Aetna	20,085		2,909,513
AmerisourceBergen	18,082		1,659,385
BioMarin Pharmaceutical	10,325	[f]	904,883
Boston Scientific	32,182	[f]	869,879
Bristol-Myers Squibb	9,110		491,485
Celgene	13,133	[f]	1,502,547
Eli Lilly & Co.	6,494		516,728
Hologic	14,057	[f]	608,809
Humana	3,343		776,445
Laboratory Corporation of America Holdings	3,699	[f]	514,161
Merck & Co.	73,688		4,797,826
UnitedHealth Group	11,939		2,091,474
		18,916,729
Industrials - 6.2%
Delta Air Lines	33,655		1,653,470
Fortive	18,811		1,174,747
General Dynamics	9,092		1,847,949
Honeywell International	12,132		1,613,435
L3 Technologies	15,018		2,531,885
Quanta Services	61,515	[f]	1,886,050
Raytheon	11,165		1,831,172
Union Pacific	9,157		1,010,017
United Technologies	36,321		4,405,011
		17,953,736
Information Technology - 10.7%
Alphabet, Cl. A	800	[f]	789,672
Alphabet, Cl. C	4,409	[f]	4,254,068
Apple	35,844		5,475,529
Cisco Systems	127,939		4,033,917
Corning	41,092		1,195,777
eBay	23,290	[f]	798,847
Facebook, Cl. A	14,987	[f]	2,269,931
Fortinet	19,117	[f]	752,063
Harris	9,479		1,063,165
Intuit	10,145		1,426,793
Microchip Technology	12,133	[c]	1,010,679
Microsoft	26,821		1,873,179
Oracle	39,910		1,811,515
Splunk	11,035	[c,f]	675,783

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 63.4% (continued)	Shares		Value ($)
Information Technology - 10.7% (continued)
Square, Cl. A	47,834	[f]	1,099,704
Teradata	25,028	[f]	682,263
Texas Instruments	19,438		1,603,441
		30,816,326
Materials - 3.9%
CF Industries Holdings	43,444		1,168,644
Dow Chemical	32,293		2,000,874
Martin Marietta Materials	5,210		1,167,561
Newmont Mining	57,302		1,956,863
Packaging Corporation of America	27,572		2,816,756
Vulcan Materials	16,454		2,050,991
		11,161,689
Real Estate - .9%
Lamar Advertising, Cl. A	18,385	[c,g]	1,287,134
Uniti Group	49,486		1,237,645
		2,524,779
Telecommunications - 2.0%
AT&T	123,643		4,763,965
Vodafone Group, ADR	29,737	[c]	899,842
		5,663,807
Utilities - 1.0%
FirstEnergy	72,553		2,121,450
NRG Yield, Cl. A	49,613		853,344
		2,974,794
Total Common Stocks (cost $154,626,027)	182,269,205
Other Investments - 7.7%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $22,202,128)	22,202,128	[h]	22,202,128

Investment of Cash Collateral for Securities Loaned - 1.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares (cost $4,753,934)	4,753,934	[h] 4,753,934
Total Investments (cost $262,617,299)	101.5%	291,722,508
Liabilities, Less Cash and Receivables	(1.5%)	(4,315,278)
Net Assets	100.0%	287,407,230

ADR—American Depository Receipt

GO—General Obligation

a Variable rate security—rate shown is the interest rate in effect at period end.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, these securities were valued at $4,092,202 or 1.42% of net assets.

c Security, or portion thereof, on loan. At May 31, 2017, the value of the fund’s securities on loan was $8,372,777 and the value of the collateral held by the fund was $8,603,412, consisting of cash collateral of $4,753,934 and U.S. Government & Agency securities valued at $3,849,478.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Non-income producing security.

g Investment in real estate investment trust.

h Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Common Stocks	63.3
U.S. Government Agencies/Mortgage-Backed	17.3
Money Market Investments	9.4
Corporate Bonds	9.3
Asset-Backed	.7
Foreign/Governmental	.6
Commercial Mortgage-Backed	.4
Municipal Bonds	.4
Exchange-Traded Funds	.1
101.5

† Based on net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $8,372,777)—Note 1(c):
Unaffiliated issuers	235,661,237	264,766,446
Affiliated issuers	26,956,062	26,956,062
Cash		235,272
Cash denominated in foreign currency	2,834	2,465
Receivable for investment securities sold		3,770,761
Dividends, interest and securities lending income receivable		816,704
Receivable for shares of Beneficial Interest subscribed		49,889
Prepaid expenses		54,913
		296,652,512
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		269,861
Liability for securities on loan—Note 1(c)		4,753,934
Payable for investment securities purchased		3,738,258
Payable for shares of Beneficial Interest redeemed		380,689
Accrued expenses		102,540
		9,245,282
Net Assets ($)		287,407,230
Composition of Net Assets ($):
Paid-in capital		250,600,486
Accumulated undistributed investment income—net		1,194,372
Accumulated net realized gain (loss) on investments		6,507,532
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		29,104,840
Net Assets ($)		287,407,230

Net Asset Value Per Share	Class A	Class C	Class I	Class J	Class Y	Class Z
Net Assets ($)	198,735,907	24,480,098	11,383,098	17,964,487	10,646	34,832,994
Shares Outstanding	8,953,209	1,102,593	511,805	807,675	478.70	1,575,339
Net Asset Value Per Share ($)	22.20	22.20	22.24	22.24	22.24	22.11

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,757,442
Affiliated issuers	45,649
Interest	1,107,849
Income from securities lending—Note 1(c)	16,896
Total Income	2,927,836
Expenses:
Management fee—Note 3(a)	1,141,067
Shareholder servicing costs—Note 3(c)	426,954
Distribution fees—Note 3(b)	107,823
Professional fees	81,830
Registration fees	48,362
Custodian fees—Note 3(c)	25,368
Prospectus and shareholders’ reports	13,054
Trustees’ fees and expenses—Note 3(d)	12,610
Loan commitment fees—Note 2	3,348
Miscellaneous	25,080
Total Expenses	1,885,496
Less—reduction in expenses due to undertaking—Note 3(a)	(135,076)
Less—reduction in fees due to earnings credits—Note 3(c)	(4,377)
Net Expenses	1,746,043
Investment Income—Net	1,181,793
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	11,300,159
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	604,648
Net Realized and Unrealized Gain (Loss) on Investments	11,904,807
Net Increase in Net Assets Resulting from Operations	13,086,600

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016[a]
Operations ($):
Investment income—net	1,181,793	2,755,906
Net realized gain (loss) on investments	11,300,159	1,388,441
Net unrealized appreciation (depreciation) on investments	604,648	11,278,082
Net Increase (Decrease) in Net Assets Resulting from Operations	13,086,600	15,422,429
Distributions to Shareholders from ($):
Investment income—net:
Class A	(1,996,036)	(1,621,212)
Class C	(92,761)	(39,392)
Class I	(158,197)	(55,683)
Class J	(231,241)	(200,631)
Class Y	(135)	-
Class Z	(434,947)	(385,410)
Net realized gain on investments:
Class A	-	(8,424,267)
Class C	-	(1,480,081)
Class I	-	(224,778)
Class J	-	(813,261)
Class Z	-	(1,688,372)
Total Distributions	(2,913,317)	(14,933,087)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	21,781,522	11,446,614
Class C	1,880,595	2,701,657
Class I	15,344,378	6,422,477
Class J	195,587	372,457
Class Y	-	10,000
Class Z	547,121	1,338,448
Distributions reinvested:
Class A	1,873,917	9,411,471
Class C	67,037	1,011,352
Class I	149,003	240,182
Class J	220,656	971,948
Class Z	413,294	1,976,587
Cost of shares redeemed:
Class A	(14,542,832)	(24,291,322)
Class C	(6,829,277)	(7,739,577)
Class I	(13,014,858)	(3,103,550)
Class J	(801,354)	(1,544,808)
Class Z	(2,224,188)	(5,536,599)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	5,060,601	(6,312,663)
Total Increase (Decrease) in Net Assets	15,233,884	(5,823,321)
Net Assets ($):
Beginning of Period	272,173,346	277,996,667
End of Period	287,407,230	272,173,346
Undistributed investment income—net	1,194,372	2,925,896

	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016[a]
Capital Share Transactions (Shares):
Class Ab
Shares sold	987,071	565,558
Shares issued for distributions reinvested	87,281	477,013
Shares redeemed	(661,742)	(1,205,468)
Net Increase (Decrease) in Shares Outstanding	412,610	(162,897)
Class Cb
Shares sold	86,067	133,036
Shares issued for distributions reinvested	3,112	51,078
Shares redeemed	(307,982)	(386,850)
Net Increase (Decrease) in Shares Outstanding	(218,803)	(202,736)
Class Ib
Shares sold	703,943	307,373
Shares issued for distributions reinvested	6,934	12,161
Shares redeemed	(591,562)	(154,049)
Net Increase (Decrease) in Shares Outstanding	119,315	165,485
Class J
Shares sold	8,875	18,721
Shares issued for distributions reinvested	10,268	49,212
Shares redeemed	(36,409)	(78,043)
Net Increase (Decrease) in Shares Outstanding	(17,266)	(10,110)
Class Y
Shares sold	-	479
Class Z
Shares sold	25,053	66,490
Shares issued for distributions reinvested	19,340	100,641
Shares redeemed	(101,810)	(276,125)
Net Increase (Decrease) in Shares Outstanding	(57,417)	(108,994)

[a]On September 30, 2016, the fund commenced offering Class Y shares.

[b]During the period ended May 31, 2017, 45 Class A shares representing $999 were exchanged for 45 Class I shares and during the period ended November 30, 2016, 622 Class A shares representing $12,546 were exchanged for 621 Class I shares and 1,509 Class C shares representing $31,260 were exchanged for 1,504 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2017		Year Ended November 30,
Class A Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	21.42	21.35	22.86	21.43	18.03	16.26
Investment Operations:
Investment income—net[a]	.09	.22	.18	.19	.18	.21
Net realized and unrealized gain (loss) on investments	.92	1.02	.21	1.71	3.45	1.79
Total from Investment Operations	1.01	1.24	.39	1.90	3.63	2.00
Distributions:
Dividends from investment income—net	(.23)	(.19)	(.18)	(.19)	(.23)	(.23)
Dividends from net realized gain on investments	—	(.98)	(1.72)	(.28)	—	—
Total Distributions	(.23)	(1.17)	(1.90)	(.47)	(.23)	(.23)
Net asset value, end of period	22.20	21.42	21.35	22.86	21.43	18.03
Total Return (%)[b]	4.77[c]	6.25	1.84	8.99	20.40	12.50
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.29[d]	1.30	1.27	1.27	1.32	1.37
Ratio of net expenses to average net assets	1.20[d]	1.20	1.20	1.20	1.20	1.20
Ratio of net investment income to average net assets	.86[d]	1.09	.86	.86	.91	1.19
Portfolio Turnover Rate	43.81[c]	105.77	114.35	110.18	112.56	117.20
Net Assets, end of period ($ x 1,000)	198,736	182,935	185,781	183,228	181,922	151,113

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
May 31, 2017		Year Ended November 30,
Class C Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	21.34	21.26	22.77	21.34	17.94	16.17
Investment Operations:
Investment income—net[a]	.01	.07	.02	.02	.04	.08
Net realized and unrealized gain (loss) on investments	.92	1.02	.21	1.70	3.45	1.78
Total from Investment Operations	.93	1.09	.23	1.72	3.49	1.86
Distributions:
Dividends from investment income—net	(.07)	(.03)	(.02)	(.01)	(.09)	(.09)
Dividends from net realized gain on investments	—	(.98)	(1.72)	(.28)	—	—
Total Distributions	(.07)	(1.01)	(1.74)	(.29)	(.09)	(.09)
Net asset value, end of period	22.20	21.34	21.26	22.77	21.34	17.94
Total Return (%)[b]	4.36[c]	5.46	1.05	8.16	19.56	11.58
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.04[d]	2.05	2.02	2.01	2.05	2.08
Ratio of net expenses to average net assets	1.95[d]	1.95	1.95	1.95	1.95	1.95
Ratio of net investment income to average net assets	.10[d]	.34	.11	.11	.18	.44
Portfolio Turnover Rate	43.81[c]	105.77	114.35	110.18	112.56	117.20
Net Assets, end of period ($ x 1,000)	24,480	28,203	32,403	33,966	31,582	36,703

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2017	Year Ended November 30,
Class I Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	21.49	21.41	22.93	21.49	18.08	16.31
Investment Operations:
Investment income—net[a]	.13	.28	.24	.24	.23	.25
Net realized and unrealized gain (loss) on investments	.90	1.02	.20	1.72	3.46	1.80
Total from Investment Operations	1.03	1.30	.44	1.96	3.69	2.05
Distributions:
Dividends from investment income—net	(.28)	(.24)	(.24)	(.24)	(.28)	(.28)
Dividends from net realized gain on investments	—	(.98)	(1.72)	(.28)	—	—
Total Distributions	(.28)	(1.22)	(1.96)	(.52)	(.28)	(.28)
Net asset value, end of period	22.24	21.49	21.41	22.93	21.49	18.08
Total Return (%)	4.85[b]	6.57	2.07	9.27	20.68	12.75
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.10[c]	1.06	1.02	1.01	1.05	1.09
Ratio of net expenses to average net assets	.95[c]	.95	.95	.95	.95	.95
Ratio of net investment income to average net assets	1.09[c]	1.39	1.11	1.09	1.17	1.45
Portfolio Turnover Rate	43.81[b]	105.77	114.35	110.18	112.56	117.20
Net Assets, end of period ($ x 1,000)	11,383	8,433	4,860	4,099	2,604	2,184

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

	Six Months Ended
	May 31, 2017	Year Ended November 30,
Class J Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	21.49	21.41	22.93	21.49	18.06	16.29
Investment Operations:
Investment income—net[a]	.12	.27	.24	.24	.22	.23
Net realized and unrealized gain (loss) on investments	.91	1.03	.20	1.71	3.47	1.80
Total from Investment Operations	1.03	1.30	.44	1.95	3.69	2.03
Distributions:
Dividends from investment income—net	(.28)	(.24)	(.24)	(.23)	(.26)	(.26)
Dividends from net realized gain on investments	—	(.98)	(1.72)	(.28)	—	—
Total Distributions	(.28)	(1.22)	(1.96)	(.51)	(.26)	(.26)
Net asset value, end of period	22.24	21.49	21.41	22.93	21.49	18.06
Total Return (%)	4.85[b]	6.56	2.07	9.24	20.71	12.67
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.03[c]	1.04	1.00	.99	1.03	1.06
Ratio of net expenses to average net assets	.95[c]	.95	.95	.95	.98	1.06
Ratio of net investment income to average net assets	1.10[c]	1.34	1.11	1.11	1.13	1.33
Portfolio Turnover Rate	43.81[b]	105.77	114.35	110.18	112.56	117.20
Net Assets, end of period ($ x 1,000)	17,964	17,725	17,879	20,184	20,441	19,499

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	Ended May 31, 2017	Period Ended
Class Y Shares	(Unaudited)	November 30, 2016[a]
Per Share Data ($):
Net asset value, beginning of period	21.47	20.89
Investment Operations:
Investment income—net[b]	.12	.04
Net realized and unrealized gain (loss) on investments	.93	.54
Total from Investment Operations	1.05	.58
Distributions:
Dividends from investment income—net	(.28)	—
Net asset value, end of period	22.24	21.47
Total Return (%)[c]	4.90	2.83
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.96	1.08
Ratio of net expenses to average net assets[d]	.95	.95
Ratio of net investment income to average net assets[d]	1.10	1.00
Portfolio Turnover Rate	43.81[c]	105.77
Net Assets, end of period ($ x 1,000)	11	10

a From September 30, 2016 (commencement of initial offering) to November 30, 2016.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
May 31, 2017		Year Ended November 30,
Class Z Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	21.36	21.29	22.81	21.37	17.94	16.20
Investment Operations:
Investment income—net[a]	.11	.26	.22	.23	.20	.19
Net realized and unrealized gain (loss) on investments	.91	1.01	.21	1.70	3.45	1.78
Total from Investment Operations	1.02	1.27	.43	1.93	3.65	1.97
Distributions:
Dividends from investment income—net	(.27)	(.22)	(.23)	(.21)	(.22)	(.23)
Dividends from net realized gain on investments	—	(.98)	(1.72)	(.28)	—	—
Total Distributions	(.27)	(1.20)	(1.95)	(.49)	(.22)	(.23)
Net asset value, end of period	22.11	21.36	21.29	22.81	21.37	17.94
Total Return (%)	4.86[b]	6.51	1.96	9.18	20.58	12.34
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.13[c]	1.13	1.12	1.10	1.17	1.28
Ratio of net expenses to average net assets	1.02[c]	1.02	1.03	1.01	1.10	1.28
Ratio of net investment income to average net assets	1.03[c]	1.27	1.03	1.05	1.02	1.11
Portfolio Turnover Rate	43.81[b]	105.77	114.35	110.18	112.56	117.20
Net Assets, end of period ($ x 1,000)	34,833	34,868	37,073	39,991	40,960	38,848

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Balanced Opportunity Fund (the “fund”) is the sole series of Dreyfus Manager Funds II (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek a high total return through a combination of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective March 31, 2017, the fund authorized the issuance of Class T shares, but, as of the date of this report, the fund did not offer Class T shares for purchase.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class J, Class T, Class Y and Class Z. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I, Class J and Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class I and Class Y shares are sold generally to institutional investors and Class J and Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of May 31, 2017, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	2,031,653	—	2,031,653
Commercial Mortgage-Backed	—	1,110,803	—	1,110,803
Corporate Bonds†	—	26,934,108	—	26,934,108
Equity Securities―Domestic Common Stocks†	181,115,565	—	—	181,115,565
Equity Securities―Foreign Common Stocks†	899,842	—	—	899,842
Exchange-Traded Funds	253,798	—	—	253,798
Foreign Government	—	1,771,356	—	1,771,356
Municipal Bonds†	—	1,070,488	—	1,070,488
Registered Investment Companies	26,956,062	—	—	26,956,062
U.S. Government Agencies/Mortgage-Backed	—	24,721,907	—	24,721,907
U.S. Treasury	—	24,856,926	—	24,856,926

† See Statement of Investments for additional detailed categorizations.

At May 31, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended May 31, 2017, The Bank of New York Mellon earned $3,773 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended May 31, 2017 were as follows:

Affiliated Investment Company	Value 11/30/2016 ($)	Purchases ($)	Sales ($)	Value 5/31/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund	7,216,080	36,158,779	21,172,731	22,202,128	7.7
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares	272,950	22,739,415	18,258,431	4,753,934	1.7
Total	7,489,030	58,898,194	39,431,162	26,956,062	9.4

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $2,997,713 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2016. If not applied, $2,490,375 of the carryover expires in fiscal year 2017, $359,386 expires in fiscal year 2018 and $147,952 expires in fiscal year 2019.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2016 was as follows: ordinary income $2,304,402 and long-term capital gains $12,628,685. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from December 1, 2016 through March 31, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .95% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $135,076 during the period ended May 31, 2017.

During the period ended May 31, 2017, the Distributor retained $5,153 from commissions earned on sales of the fund’s Class A shares and $272 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2017, Class C shares were charged $107,823 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2017, Class A and Class C shares were charged $234,984 and $35,941, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2017, Class Z shares were charged $12,822 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2017, the fund was charged $35,854 for transfer agency services and $4,380 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $4,360.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2017, the fund was charged $25,368 pursuant to the custody agreement. These fees were partially offset by earnings credits of $17.

During the period ended May 31, 2017, the fund was charged $6,949 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $193,349, Distribution Plan fees $17,870, Shareholder Services Plan fees $46,803, custodian fees $20,000, Chief Compliance Officer fees $5,791 and transfer agency fees $11,809, which are offset against an expense reimbursement currently in effect in the amount of $25,761.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities during the period ended May 31, 2017, amounted to $117,873,288 and $128,142,324, respectively.

At May 31, 2017, accumulated net unrealized appreciation on investments was $29,105,209, consisting of $32,799,641 gross unrealized appreciation and $3,694,432 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 9-10, 2017, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended January 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives stated that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 31, 2018, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.95% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

NOTES

NOTES

NOTES

For More Information

Dreyfus Balanced Opportunity Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DBOAX Class C: DBOCX Class I: DBORX Class J: THPBX Class Y: DBOYX Class Z: DBOZX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 6000SA0517

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds II

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 27, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 27, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)